Note 9 - Segment Data (Details) - Segments by Operating Information (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Revenue:
Revenue	$ 70,897,788	$ 80,120,374
Pre-tax income (loss) from operations:
Pre-tax income (loss) from operations	1,695,837	2,126,570
Assets:
Assets	585,213,387	563,608,978
Amortization and depreciation expense:
Αmortization and dеprеciation еxpеnsе	8,096,000	8,216,000
Preneed and Burial Products [Member]
Revenue:
Revenue	47,445,000	49,457,000
Pre-tax income (loss) from operations:
Pre-tax income (loss) from operations	(34,000)	816,000
Assets:
Assets	375,219,000	375,905,000
Amortization and depreciation expense:
Αmortization and dеprеciation еxpеnsе	5,458,000	5,866,000
Traditional and Universal Life Products [Member]
Revenue:
Revenue	21,226,000	28,650,000
Pre-tax income (loss) from operations:
Pre-tax income (loss) from operations	1,286,000	968,000
Assets:
Assets	120,377,000	109,777,000
Amortization and depreciation expense:
Αmortization and dеprеciation еxpеnsе	1,987,000	1,726,000
Administrative and Financial Services [Member]
Revenue:
Revenue	1,244,000	1,215,000
Pre-tax income (loss) from operations:
Pre-tax income (loss) from operations	284,000	306,000
Assets:
Assets	9,496,000	9,937,000
Amortization and depreciation expense:
Αmortization and dеprеciation еxpеnsе	278,000	264,000
Corporate and Other [Member]
Revenue:
Revenue	983,000	798,000
Pre-tax income (loss) from operations:
Pre-tax income (loss) from operations	160,000	37,000
Assets:
Assets	80,121,000	67,990,000
Amortization and depreciation expense:
Αmortization and dеprеciation еxpеnsе	$ 373,000	$ 360,000